Share Capital (Details 1) (CAD)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Total Options for Shares Outstanding, beginning of year	979,168	1,019,322
Total Options for Shares, Granted	325,000	155,000
Total Options for Shares, Exercised	(77,432)	(183,487)
Total Options for Shares, Expired	0	(10,000)
Total Options for Shares, Forfeited	(7,500)	(1,667)
Total Options for Shares, Outstanding, end of year	1,219,236	979,168
Total Options for Shares, Exercisable, end of year	662,573	505,832
Weighted Average Price, Outstanding, beginning of year	9.42	8.07
Weighted Average Price, Granted	5.88	12.96
Weighted Average Price, Exercised	3.77	5.12
Weighted Average Price, Expired	0	5.52
Weighted Average Price, Forfeited	8.80	8.80
Weighted AveragePrice, Outstanding, end of year	8.84	9.42
Weighted Average Price, Exercisable, end of year	8.87	6.84